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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31, 2005

Date of reporting period:	NOVEMBER 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

     Statement of Investments

     MONEY MARKET PORTFOLIO

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificate of Deposit (2.3%)

Suntrust Bank, Inc.
$5,000	4.29%	02/16/2006	$5,000

Variable Rate Obligations (a) (19.9%)

Federal National Mortgage Association
$28,000	3.65%	12/07/2005	$27,984
15,000	4.27	02/22/2006	14,996

Total Variable Rate Obligations			$42,980

Total Investments Before Repurchase Agreement			$47,980

Repurchase Agreement (b) (77.9%)

Joint Repurchase Agreement Account II
$168,500	4.04%	12/01/2005	$168,500
Maturity Value: $168,519

Total Investments (100.1%)			$216,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement were entered into on November 30, 2005.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO-(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT II ( $ in Thousands)—At November 30, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $168,500 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$3,550,000	4.04%	12/01/2005	$3,550,398
Barclays Capital PLC	3,450,000	4.04	12/01/2005	3,450,387
Deutsche Bank Securities, Inc.	2,800,000	4.04	12/01/2005	2,800,314
Greenwich Capital Markets	300,000	4.04	12/01/2005	300,034
J.P. Morgan Securities, Inc.	400,000	4.04	12/01/2005	400,045
Morgan Stanley & Co.	1,850,000	4.04	12/01/2005	1,850,208
UBS Securities LLC	1,300,000	4.03	12/01/2005	1,300,146
Wachovia Capital Markets	500,000	4.04	12/01/2005	500,056

TOTAL	$14,150,000			$14,151,588

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00% due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,561.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

     Statement of Investments

     ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (51.6%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) ( 1.8%)
$883	3.83%	02/01/2018	$869
910	5.74	11/01/2018	923
4,088	6.87	11/01/2019	4,241
256	4.54	11/01/2022	259
301	5.14	11/01/2022	305
202	5.35	10/01/2024	207
509	5.79	10/01/2025	513
1,488	6.50	08/01/2028	1,523
181	4.93	07/01/2029	181
588	5.57	05/01/2031	602

Total Adjustable Rate FHLMC			$9,623

Adjustable Rate Federal National Mortgage Association (FNMA) (a) ( 15.9%)
310	4.45	10/01/2013	305
297	4.74	07/01/2017	300
371	4.76	11/01/2017	373
311	4.90	11/01/2017	318
254	5.15	11/01/2017	261
710	5.42	03/01/2018	726
266	4.67	04/01/2018	271
198	4.81	05/01/2018	201
289	4.88	06/01/2018	295
74	5.50	06/01/2018	75
2,736	4.01	10/01/2018	2,729
274	4.15	02/01/2019	274
377	4.82	05/01/2019	383
324	6.91	12/01/2019	331
597	4.94	01/01/2020	607
268	4.60	05/01/2020	270
1,445	5.78	05/01/2020	1,488
927	5.06	12/01/2020	940
1,555	4.06	12/25/2020	1,551
36	4.92	10/01/2021	36
1,894	6.36	02/01/2022	1,963
242	5.69	01/01/2023	246
626	4.65	03/01/2024	634
337	5.45	04/01/2025	349
853	5.57	10/01/2025	875
831	4.03	07/01/2027	834
664	4.99	07/01/2027	673
746	4.68	01/01/2029	753
183	4.67	02/01/2029	185
15,160	4.62	08/01/2029	15,292
118	6.14	07/01/2031	120
1,564	5.59	07/01/2032	1,578
991	5.73	07/01/2032	1,003
921	6.37	09/01/2032	948
4,276	5.31	01/01/2033	4,290

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(Continued)
$695	4.49%	03/01/2033	$697
2,908	4.72	05/01/2033	2,899
5,584	4.61	08/01/2033	5,636
5,831	3.48	04/01/2034	5,763
999	4.12	07/01/2034	1,006
3,143	4.12	08/01/2034	3,164
5,655	4.26	12/01/2034	5,571
5,741	4.28	03/01/2035	5,600
7,065	4.45	11/28/2035	7,062
6,040	4.12	08/01/2044	6,082

Total Adjustable Rate FNMA			$84,957

Adjustable Rate Government National Mortgage Association (GNMA) (a) ( 4.0%)
2,038	4.50	04/20/2034	2,039
6,699	4.25	06/20/2034	6,666
12,551	4.75	08/20/2034	12,521

Total Adjustable Rate GNMA			$21,226

Fixed Rate FHLMC ( 3.0%)
246	6.50	11/01/2010	254
1,089	6.50	09/01/2013	1,114
877	6.50	10/01/2013	897
518	6.50	05/01/2014	530
481	6.50	06/01/2014	492
4,042	6.00	12/01/2014	4,100
1,734	8.00	12/01/2015	1,827
2,306	6.00	03/01/2016	2,344
415	6.50	07/01/2016	424
4,111	6.50	12/01/2032	4,215

Total Fixed Rate FHLMC			$16,197

Fixed Rate FNMA ( 6.6%)
2,763	6.00	06/01/2009	2,779
6,501	5.50	01/01/2013	6,550
1,238	5.50	09/01/2014	1,244
1,601	5.50	03/01/2016	1,609
1,158	8.50	04/01/2016	1,235
1,418	5.50	11/01/2018	1,423
872	5.50	12/01/2018	875
1,019	7.00	09/01/2019	1,068
471	7.00	07/01/2021	494
4,512	7.00	10/01/2021	4,728
2,138	7.00	06/01/2022	2,239
3,508	6.50	12/01/2032	3,607
6,930	6.50	01/01/2033	7,125

Total Fixed Rate FNMA			$34,976

Fixed Rate GNMA ( 0.0%)
223	7.00	04/15/2026	234

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Collateralized Mortgage Obligations (CMOs) ( 20.3%)
Adjustable Rate CMOs(a) ( 1.2%)
Wells Fargo Series 2005-AR16, Class 1A1
$6,539	4.98%	10/25/2035	$6,481

Regular Floater CMOs (a) ( 5.4%)
FHLMC Series 1009, Class D
95	4.73	10/15/2020	96
FHLMC Series 1066, Class P
259	5.03	04/15/2021	259
FHLMC Series 1222, Class P
412	4.21	03/15/2022	412
FHLMC Series 1448, Class F
464	5.53	12/15/2022	472
FHLMC Series 1555, Class FA
402	5.33	08/15/2008	405
FHLMC Series 1575, Class FA
1,080	5.63	08/15/2008	1,093
FHLMC Series 1604, Class FC
824	3.81	11/15/2008	813
FHLMC Series 1618, Class F
28	4.11	11/15/2008	28
FHLMC Series 1618, Class FB
230	4.11	10/15/2008	230
FHLMC Series 1689, Class FD
3,281	3.96	10/15/2023	3,239
FHLMC Series 1698, Class FA
876	4.93	03/15/2009	881
FNMA REMIC Trust Series 1992-033, Class F
145	4.07	03/25/2022	143
FNMA REMIC Trust Series 1992-137, Class F
1,729	5.22	08/25/2022	1,746
FNMA REMIC Trust Series 1992-155, Class FC
1,147	5.07	09/25/2007	1,152
FNMA REMIC Trust Series 1993-093, Class FB
499	3.82	05/25/2008	492
FNMA REMIC Trust Series 1993-190, Class F
305	4.02	10/25/2008	305
FNMA REMIC Trust Series 1998-21, Class F
989	4.54	03/25/2028	974
FNMA Series 1993-027, Class F
2,068	5.37	02/25/2023	2,113
FNMA Series 1993-191, Class FC
1,650	3.77	10/25/2008	1,655
FNMA Series 2001-60 Class O
4,155	5.14	10/25/2031	4,269
FNMA Series 2001-70, Class OF
1,385	5.14	10/25/2031	1,417
FNMA Series 2001-W4, Class AV1
1,241	4.47	02/25/2032	1,241

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMOs(a)—(Continued)
FNMA Series 2002-T7, Class A1
$1,596	4.30%	07/25/2032	$1,589
FNMA Series 2002-W2, Class AV1
2,150	4.45	06/25/2032	2,150
FNMA Series 2003-T3, Class 1A
1,531	4.31	06/25/2033	1,531

Total Regular Floater CMOs			$28,705

Planned Amortization Class (PAC) CMOs ( 9.0%)
FHLMC REMIC Trust Series 1432, Class H
229	7.50	12/15/2007	229
FHLMC Series 1250, Class J
1,012	7.00	05/15/2022	1,010
FHLMC Series 1308, Class J
330	8.50	06/15/2007	329
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	3,798
FHLMC Series 1475, Class K
2,163	7.00	02/15/2008	2,178
FHLMC Series 1513, Class N
2,151	6.50	05/15/2008	2,171
FHLMC Series 1685, Class G
3,697	6.00	09/15/2023	3,725
FHLMC Series 1693, Class H
2,529	6.00	12/15/2008	2,537
FHLMC Series 1720, Class PJ
1,799	7.25	01/15/2024	1,838
FHLMC Series 2351, Class PX
73	6.50	07/15/2030	73
FHLMC Series 2440, Class OU
3,641	6.50	09/15/2009	3,687
FHLMC Series 2445, Class OU
346	6.50	10/15/2009	345
FHLMC Series 2445, Class PU
899	6.50	10/15/2009	901
FHLMC Series 2481, Class OC
194	5.50	08/15/2014	194
FNMA REMIC Trust Series 1991-67, Class J
2,100	7.50	08/25/2021	2,161
FNMA REMIC Trust Series 1992-01, Class E
101	7.50	01/25/2007	102
FNMA REMIC Trust Series 1992-094, Class J
1,184	7.00	05/25/2007	1,195
FNMA REMIC Trust Series 1992-175, Class PH
1,243	7.00	10/25/2007	1,255
FNMA REMIC Trust Series 1993-040, Class H
1,991	6.80	04/25/2008	2,017
FNMA REMIC Trust Series 1993-174, Class H
1,964	6.50	09/25/2008	1,970

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMOs—(Continued)
FNMA Series 1993-181, Class G
$862	6.25%	06/25/2008	$862
FNMA Series 1993-225, Class WC
3,253	6.50	12/25/2013	3,361
FNMA Series 1994-51, Class PJ
911	6.50	09/25/2023	917
FNMA Series 1996-21, Class PJ
1,853	6.00	12/25/2010	1,855
FNMA Series 2002-15, Class PE
1,228	6.00	10/25/2015	1,227
FNMA Series 2002-16, Class LH
6,349	6.50	03/25/2031	6,438
GNMA REMIC Trust Series 2001-10, Class PD
1,207	6.50	08/16/2030	1,240
GNMA Series 2000-16, Class PB
154	7.50	02/16/2028	155

Total PAC CMOs			$47,770

Sequential Fixed Rate CMOs ( 3.3%)
FHLMC Series 1216, Class GC
1,364	7.00	03/15/2007	1,374
FHLMC Series 1331, Class O
1,909	8.00	07/15/2007	1,910
FHLMC Series 1823, Class C
937	6.00	12/15/2008	948
FHLMC Series 2367, Class BC
619	6.00	04/15/2016	621
FHLMC Series 2464, Class VB
1,773	6.50	10/15/2018	1,775
FHLMC Series 2543, Class AD
1,104	8.50	01/15/2016	1,154
FHLMC Series 2663, Class KV
2,149	6.00	04/15/2012	2,156
FNMA REMIC Trust Series 1992-53, Class G
474	7.00	04/25/2007	478
FNMA Series 1996-35, Class Z
1,574	7.00	07/25/2026	1,626
FNMA Series 2000-16, Class ZG
1,593	8.50	06/25/2030	1,710
FNMA Series 2000-32, Class Z
2,330	7.50	10/18/2030	2,452
FNMA Series 2002-73, Class AD
1,415	8.50	12/25/2015	1,481

Total Sequential Fixed Rate CMOs			$17,685

Support CMO ( 1.4%)
FHLMC Series 1605, Class E
7,556	6.50	10/15/2008	7,632

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Total CMOs			$108,273

Total Mortgage-Backed Obligations			$275,486

Agency Debentures (33.1%)

Federal Home Loan Bank
$81,510	2.38%	02/15/2006	$81,190
25,000	2.50	02/24/2006	24,898
20,000	3.73 (a)	12/13/2006	19,999
FHLMC
40,000	2.81	02/02/2006	39,899
Small Business Administration(a)
849	4.75	03/25/2014	850
Sri Lanka Aid(a)
9,500	4.71	11/01/2024	9,450

Total Agency Debentures			$176,286

Total Investments Before Repurchase Agreement			$451,772

Repurchase Agreement (b) (15.0%)

Joint Repurchase Agreement Account II
$80,300	4.04%	12/01/2005	$80,300
Maturity Value: $80,309

Total Investments (99.7%)			$532,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on November 30, 2005.

Investment Abbreviation:
 REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO-(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT ACCOUNT II ( $ in Thousands)—At November 30, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $80,300 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$3,550,000	4.04%	12/01/2005	$3,550,398
Barclays Capital PLC	3,450,000	4.04	12/01/2005	3,450,387
Deutsche Bank Securities, Inc.	2,800,000	4.04	12/01/2005	2,800,314
Greenwich Capital Markets	300,000	4.04	12/01/2005	300,034
J.P. Morgan Securities, Inc.	400,000	4.04	12/01/2005	400,045
Morgan Stanley & Co.	1,850,000	4.04	12/01/2005	1,850,208
UBS Securities LLC	1,300,000	4.03	12/01/2005	1,300,146
Wachovia Capital Markets	500,000	4.04	12/01/2005	500,056

TOTAL	$14,150,000			$14,151,588

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00% due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,561.

TAX INFORMATION — At November 30, 2005, the Ultra-Short Duration Government Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$	535,230

Gross unrealized gain		152
Gross unrealized loss		(3,310)

Net unrealized security loss	$	(3,158)

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

     Statement of Investments

     SHORT DURATION PORTFOLIO

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (45.2%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) ( 5.3%)
$6,930	3.92%	01/01/2034	$6,759
4,262	4.19	09/01/2034	4,222
10,020	4.32	10/01/2034	9,919
2,509	4.82	11/01/2034	2,501
6,829	4.58	08/01/2035	6,785
7,000	4.51	11/01/2035	6,842

Total Adjustable Rate FHLMC			$37,028

Adjustable Rate Federal National Mortgage Association (FNMA) (a) ( 10.4%)
668	6.04	05/01/2032	664
946	6.37	09/01/2032	974
2,535	4.65	01/01/2033	2,518
4,934	3.88	07/01/2033	4,853
8,506	3.97	12/01/2033	8,409
3,620	4.37	03/01/2034	3,575
6,676	3.54	04/01/2034	6,639
6,343	4.80	10/01/2034	6,312
7,643	4.68	04/01/2035	7,545
3,610	4.26	05/01/2035	3,573
3,499	4.33	05/01/2035	3,464
6,468	4.76	05/01/2035	6,430
6,675	4.89	07/01/2035	6,603
6,754	4.25	08/01/2035	6,611
4,254	4.58	09/01/2035	4,231

Total Adjustable Rate FNMA			$72,401

Adjustable Rate Government National Mortgage Association (GNMA) (a) ( 0.5%)
3,603	4.50	12/20/2034	3,577

Fixed Rate FHLMC Gold ( 3.2%)
72	7.00	03/01/2009	73
58	7.00	04/01/2009	59
814	7.00	06/01/2009	838
50	7.00	03/01/2012	52
1,015	7.00	12/01/2012	1,051
1,340	5.00	12/01/2013	1,326
1,367	4.00	01/01/2014	1,301
82	8.00	07/01/2014	88
25	7.00	03/01/2015	26
4,059	5.50	05/01/2015	4,077
402	5.50	06/01/2017	403
234	8.00	09/01/2017	250
578	5.50	10/01/2017	581
1,328	8.00	11/01/2017	1,419
1,419	5.50	03/01/2018	1,424
823	5.50	04/01/2018	825
1,053	6.50	05/01/2018	1,082
93	6.00	10/01/2018	94

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FHLMC Gold—(Continued)
$26	6.00%	11/01/2018	$27
4,986	5.50	02/01/2019	5,005
200	6.50	12/01/2029	206
2,197	6.50	12/01/2032	2,253

Total Fixed Rate FHLMC Gold			$22,460

Fixed Rate FNMA ( 8.5%)
755	6.50	09/01/2008	767
455	6.00	12/01/2008	460
17	7.50	09/01/2010	17
4,832	6.00	01/01/2012	4,937
1,355	6.00	04/01/2012	1,384
1,717	6.00	05/01/2012	1,754
2,255	6.00	06/01/2012	2,303
79	7.50	07/01/2012	83
4,442	6.00	09/01/2012	4,538
540	5.00	11/01/2012	537
5	8.00	01/01/2013	5
2,513	4.50	08/01/2013	2,452
14,151	4.50	09/01/2013	13,809
3,133	5.50	09/01/2014	3,149
1,644	5.50	12/01/2014	1,653
21	6.00	02/01/2018	22
4,515	5.50	05/01/2018	4,532
306	6.00	05/01/2018	309
1,576	5.50	06/01/2018	1,583
20	6.00	08/01/2018	21
19	6.00	09/01/2018	19
1,289	5.50	10/01/2018	1,293
1,674	5.50	11/01/2018	1,680
1,583	6.00	11/01/2018	1,602
95	5.50	12/01/2018	95
2,853	6.00	12/01/2018	2,888
2,350	6.00	01/01/2019	2,378
34	6.00	02/01/2019	35
822	6.00	04/01/2019	832
186	6.00	05/01/2019	188
255	6.00	10/01/2023	258
756	7.00	08/01/2028	789
1,461	7.00	11/01/2028	1,524
174	7.00	02/01/2032	181
337	7.00	05/01/2032	351
840	7.00	09/01/2032	876

Total Fixed Rate FNMA			$59,304

Fixed Rate GNMA ( 0.2%)
12	6.00	07/15/2008	12
10	6.00	08/15/2008	10
200	6.00	09/15/2008	202
246	6.00	10/15/2008	249

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$35	6.00%	11/15/2008	$35
27	6.00	12/15/2008	27
59	6.00	01/15/2009	60
21	6.00	02/15/2009	22
23	6.00	05/15/2009	24
1	8.50	07/15/2009	1
1	8.50	09/15/2009	1
2	8.50	12/15/2009	2
124	8.50	01/15/2010	130
93	8.50	02/15/2010	99
46	8.50	03/15/2010	49
35	8.50	04/15/2010	37
23	8.50	05/15/2010	23
70	8.50	06/15/2010	74
28	8.50	07/15/2010	29
37	8.50	08/15/2010	39
30	8.50	10/15/2010	32
61	8.50	11/15/2010	64
84	8.50	12/15/2010	88
73	8.50	09/15/2011	78
88	8.50	10/15/2011	93
75	8.50	03/15/2012	79
100	8.50	07/15/2012	106

Total Fixed Rate GNMA			$1,665

Collateralized Mortgage Obligations (CMOs) ( 17.1%)
Adjustable Rate CMOs (a) ( 6.3%)
Countrywide Home Loans Series 2003-37, Class 1A1
329	3.93	08/25/2033	331
FNMA Series 1988-12, Class A
421	9.61	02/25/2018	481
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
6,381	4.66	08/25/2034	6,369
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
3,806	4.29	07/25/2033	3,803
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
284	5.84	12/25/2024	284
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
744	4.66	02/25/2034	748
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
1,426	5.00	03/25/2034	1,428
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
4,155	4.46	05/25/2034	4,163
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
7,585	4.73	06/25/2034	7,436

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMOs(a)—(Continued)
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
$3,084	4.70%	11/25/2033	$3,061
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
7,905	4.52	12/25/2033	7,842
Washington Mutual Series 2003-AR6, Class A1
1,949	4.35	06/25/2033	1,925
Wells Fargo Series 2005-AR16, Class 1A1
6,539	4.98	10/25/2035	6,480

Total Adjustable Rate CMOs			$44,351

Regular Floater CMOs (a) ( 0.2%)
FHLMC Series 1448, Class F
1,084	5.53	12/15/2022	1,101
FNMA Series 1993-220, Class PF
387	3.91	09/25/2013	387

Total Regular Floater CMOs			$1,488

Planned Amortization Class (PAC) CMOs ( 6.4%)
FHLMC Series 1506, Class PI
4,837	6.75	05/15/2008	4,877
FHLMC Series 1661, Class PJ
8,401	6.50	01/15/2009	8,512
FHLMC Series 1693, Class H
3,338	6.00	12/15/2008	3,349
FHLMC Series 1720, Class PJ
900	7.25	01/15/2024	919
FHLMC Series 2498, Class PT
327	5.00	10/15/2014	327
FHLMC Series 3028, Class MB
8,763	5.00	12/15/2026	8,744
FNMA REMIC Trust Series 1992-193, Class HB
3,729	6.50	11/25/2007	3,761
FNMA REMIC Trust Series 1993-035, Class H
184	6.75	02/25/2008	185
FNMA REMIC Trust Series 1994-23, Class PE
205	6.00	08/25/2022	205
FNMA Series 2002-22, Class VB
1,792	6.50	08/25/2009	1,794
FNMA Series 2005-87, Class CL
6,603	5.00	10/25/2035	6,586
GNMA REMIC Trust Series 2001-60, Class PD
2,330	6.00	10/20/2030	2,357
GNMA REMIC Trust Series 2002-45, Class QD
878	6.50	06/20/2031	880
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
2,158	8.50	05/25/2033	2,249

Total PAC CMOs			$44,745

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs ( 4.1%)
FHLMC Series 1342, Class H
$846	7.50%	08/15/2007	$845
FHLMC Series 1980, Class Z
1,635	7.00	07/15/2027	1,691
FHLMC Series 2236, Class Z
12,619	8.50	06/15/2030	13,350
FHLMC Series 2417, Class VK
4,868	6.00	07/15/2018	4,911
FNMA REMIC Trust Series 1992-4, Class H
460	7.50	02/25/2007	464
FNMA REMIC Trust Series 1992-53, Class G
579	7.00	04/25/2007	584
FNMA Series 2001-42, Class HG
988	10.00	09/25/2016	1,097
FNMA Series G92-44, Class Z
2,468	8.00	07/25/2022	2,603
GNMA REMIC Trust Series 2001-62, Class VL
3,000	6.50	11/16/2017	3,073

Total Sequential Fixed Rate CMOs			$28,618

Support CMO ( 0.1%)
FNMA REMIC Trust Series 1993-131, Class Z
595	7.00	07/25/2008	603

Total CMOs			$119,805

Total Mortgage-Backed Obligations			$316,240

Agency Debentures (48.9%)

Federal Farm Credit Bank
$7,600	3.80%	09/07/2007	$7,484
Federal Home Loan Bank
41,000	3.38	02/15/2007	40,350
41,275	4.88	02/15/2007	41,349
20,000	5.38	02/15/2007	20,152
13,000	2.63	05/15/2007	12,621
40,100	3.75	05/15/2007	39,576
12,000	4.00	07/13/2007	11,852
8,000	4.13	09/06/2007	7,922
14,000	3.38	02/15/2008	13,603
10,000	3.03	06/12/2008	9,598
FHLMC
20,500	4.13	04/02/2007	20,352
5,500	3.50	04/01/2008	5,346
25,000	4.48	09/19/2008	24,723
FNMA
7,000	2.81	09/28/2006	6,892
13,000	2.20	12/04/2006	12,679
34,000	3.55	01/12/2007	33,567
10,000	2.63	01/19/2007	9,772

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures—(Continued)

FNMA (continued)
$10,250	2.38%	03/30/2007	$9,946
14,500	4.00	07/25/2008	14,238

Total Agency Debentures			$342,022

U.S. Treasury Obligations (4.9%)

United States Treasury Notes
$17,200	3.88%	07/31/2007	$17,051
17,100	3.75	05/15/2008	16,842

Total U.S. Treasury Obligations			$33,893

Total Investments Before Repurchase Agreement			$692,155

Repurchase Agreement (b) (7.3%)

Joint Repurchase Agreement Account II
$51,100	4.04%	12/01/2005	$51,100
Maturity Value: $51,106

Total Investments (106.3%)			$743,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on November 30, 2005.

Investment Abbreviation:
 REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO-(Continued)

STATEMENT OF INVESTMENTS
November 30, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT ACCOUNT II ( $ in Thousands)—At November 30, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $51,100 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$3,550,000	4.04%	12/01/2005	$3,550,398
Barclays Capital PLC	3,450,000	4.04	12/01/2005	3,450,387
Deutsche Bank Securities, Inc.	2,800,000	4.04	12/01/2005	2,800,314
Greenwich Capital Markets	300,000	4.04	12/01/2005	300,034
J.P. Morgan Securities, Inc.	400,000	4.04	12/01/2005	400,045
Morgan Stanley & Co.	1,850,000	4.04	12/01/2005	1,850,208
UBS Securities LLC	1,300,000	4.03	12/01/2005	1,300,146
Wachovia Capital Markets	500,000	4.04	12/01/2005	500,056

TOTAL	$14,150,000			$14,151,588

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00% due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,561.

TAX INFORMATION — At November 30, 2005, the Short Duration Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$	749,829

Gross unrealized gain		287
Gross unrealized loss		(6,861)

Net unrealized security loss	$	(6,574)

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 25, 2006	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 25, 2006	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	January 25, 2006	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.